Fee and commission income	12 Months Ended
Dec. 31, 2022
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Fee and commission income
8 Fee and commission income

	2022	2021 1)	2020 1)
Fee income from asset management	1,574	1,647	1,512
Commission income	787	640	510
Other	164	168	99
Total fee and commission income	2,525	2,454	2,122

Included in fee and commission income:
Fees on trust and fiduciary activities	242	259	221

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.